Intangible assets - Narrative (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Intangible assets
Intangible assets		€ 50,108,000	€ 50,381,000
Amortisation intangible assets other than goodwill		2,200,000	1,000,000
Development cost
Intangible assets
Intangible assets		49,728,000	49,958,000
Impairment		€ 900,000
Genio system, first-generation
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill		9 years
Research and development expenses
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	5 years
UNITED STATES
Intangible assets
Discount rate applied to cash flow projections		14.20%
Outside US
Intangible assets
Discount rate applied to cash flow projections		13.95%
Gross value
Intangible assets
Intangible assets		€ 55,958,000	54,001,000	€ 49,262,000
Additions		2,877,000	4,739,000
Tax incentives relating to investments		87,000	168,000
Gross value | Genio system, first-generation
Intangible assets
Intangible assets					€ 11,400,000
Gross value | Genio system, second-generation
Intangible assets
Intangible assets		43,900,000	42,000,000
Gross value | Development cost
Intangible assets
Intangible assets		55,367,000	53,410,000	€ 48,671,000
Additions		2,877,000	€ 4,739,000
Gross value | Genio system, first-generation
Intangible assets
Intangible assets		€ 11,400,000